Fair Value Measurements (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset transfers		$ 0	$ 0
Liabilities transfers		0	0
Fair value of note payable		3,000,000
Change in fair value	$ (823,000)	5,661,000	711,000
Secured Debt [Member]
Debt Instrument, Fair Value Disclosure		2,500,000
Change in fair value		$ 4,600,000
Secured Debt [Member] | Measurement Input Discount Rate [Member]
Measurement input		0.165
Secured Debt [Member] | Measurement Input Discount Rate [Member] | Result Of Decrease [Member]
Measurement input		0.08
Secured Debt [Member] | Measurement Input Risk Free Interest Rate [Member]
Measurement input		0.025
Secured Debt [Member] | Measurement Input Entity Credit Risk [Member]
Measurement input		0.08
Secured Debt [Member] | Measurement Input Litigation Inherent Risk [Member]
Measurement input		0.06
Secured Debt [Member] | Measurement Input Expected Term [Member]
Risk free term		2 years
Convertible Debt [Member] | Promissory Notes [Member]
Contingent obligation, term		5 years
Convertible Debt [Member] | Promissory Notes [Member] | Measurement Input Default Rate [Member]
Measurement input		0.12
Convertible Debt [Member] | Convertible Notes Dated September192018 [Member]
Maturity date		Sep. 19, 2023
Convertible Debt [Member] | Convertible Notes Dated September102018 [Member]
Maturity date		Sep. 07, 2023
Unsecured Debt [Member] | Probability Eeighted Income Approach [Member]
Fair value of note payable		$ 25,600,000	$ 15,900,000
Maximum [Member] | Secured Debt [Member]
Contingent obligation		$ 46,000,000
Contingent obligation, probability		35.00%
Minimum [Member] | Secured Debt [Member]
Contingent obligation		$ 0
Contingent obligation, probability		0.00%